Offerings - Offering: 1	Nov. 26, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,523,477
Proposed Maximum Offering Price per Unit	9.925
Maximum Aggregate Offering Price	$ 25,045,509.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,458.78
Offering Note	The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended. The offering price per share and aggregate offering price are based upon the average of the high and low prices for the Registrant's Common Stock as reported on the Nasdaq Global Select Market on November 21, 2025, a date within five business days prior to the filing of this Registration Statement. Shares of the Company's Common Stock, $0.001 par value per share (the "Common Stock") registered hereunder consists of (i) 708,428 shares of the Company's Common Stock, $0.001 par value per share (the "Common Stock") and (ii) 1,815,049 shares of Common Stock that may be issued upon the exercise of issued and outstanding pre-funded warrants.